RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Notes to Financial Statements
NOTE 4 - RELATED PARTY TRANSACTIONS

During the period of July 20, 2017 (inception) to August 31, 2017, a company director paid a total of $2,800 towards obtaining trademarks, $13,276 towards operating and start up costs and $25 to open the Company bank account.

During the period of July 20, 2017 (inception) to August 31, 2017, a company director paid a total of $2,800 towards obtaining trademarks, $13,276 towards operating and start up costs and $25 to open the Company bank account. The advances are non-interest bearing and due on demand and as such is included in current liabilities. There was $0 and $16,101 due as of August 31, 2018 and 2017, respectively.

During the year ended August 31, 2018, the company assumed a related party payable totaling $75,907 through the acquisition and reverse merger as discussed in Note 1 – Organization and Description of Business. The payable was forgiven during the year ended August 31, 2018 resulting in a write off to additional paid in capital of $75,907.